LOANS RECEIVABLE - Disclosure of detailed information about loans receivables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 2,539		$ 500
Colorado Legacy Lands [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	2,539	$ 2,000	0
Norden Crown Metals Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 0		$ 500	$ 482